Book Overdrafts - Additional Information (Detail) - USD ($) $ in Millions	Feb. 03, 2018	Jan. 28, 2017
Debt Instrument [Line Items]
Bank overdraft	$ 70.0	$ 62.5
Accounts Payable [Member]
Debt Instrument [Line Items]
Bank overdraft	36.0	40.8
Accrued Liabilities And Other Liabilities [Member]
Debt Instrument [Line Items]
Bank overdraft	$ 34.0	$ 21.7